INCOME TAXES (Tables)	12 Months Ended
May 31, 2026
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR INCOME TAXES

The provision for income taxes consisted of the following:

	For the Financial Years Ended May 31,
	2026	2025	2024
	$’000	$’000	$’000

Income tax current year	74	-	-
Income tax prior year	16	1	135
Income tax refund	-	-	(260)

Income tax expense (refund)	90	1	(125)

SCHEDULE OF INCOME TAXES OR INCOME TAX FILING REQUIREMENTS

The Company is considered to be an exempted Cayman Islands Company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States.

	For the Financial Years Ended May 31,
	2026	2025	2024
	$’000	$’000	$’000

Loss before income taxes	(476)	(1,771)	-
Statutory income tax rate	0%	0%	0%
Income tax expense at statutory rate	-	-	-

Income tax expense	-	-	-

SCHEDULE OF EFFECTIVE INCOME TAX RATE

The reconciliation of the income tax rate to the effective income tax rate based on income before income taxes for the financial years ended May 31, 2026, 2025 and 2024 are as follows:

	For the Financial Years Ended May 31,
	2026	2025	2024
	$’000	$’000	$’000

Income (Loss) before income taxes	686	(948)	(1,102)
Statutory income tax rate	17%	17%	17%
Income tax expense (refund) at statutory rate	117	(161)	(187)
Tax effect of non-taxable income	10	(2)	(14)
Tax effect of non-deductible items	56	161	144
Under provision in previous financial year	16	1	135
Deferred tax assets not recognized	-	-	(125)
Utilization of capital allowances	(14)	2	(40)
Others	(95)		(38)

Income tax expense (refund)	90	1	(125)